16. Intangible assets (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill
Additions	R$ 298	R$ 737
Lease	(1)
Intangible assets financing - Addition	(23)	(59)
Intangible assets financing - Payments	46	37
Total	R$ 320	R$ 715	R$ 311